Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
BAE Systems PLC	4,635,139	$45,905,179
Rolls-Royce Holdings PLC(a)	12,390,746	13,729,545
		59,634,724
Banks — 10.2%
Barclays PLC	23,798,536	46,551,656
HSBC Holdings PLC	29,567,266	181,150,967
Lloyds Banking Group PLC	101,013,448	57,639,548
NatWest Group PLC, NVS	7,869,413	25,027,175
Standard Chartered PLC	3,702,109	27,577,145
		337,946,491
Beverages — 4.9%
Coca-Cola HBC AG, Class DI	299,089	7,315,986
Diageo PLC	3,371,661	155,710,081
		163,026,067
Capital Markets — 3.1%
3i Group PLC	1,441,209	23,679,730
abrdn PLC	3,185,117	7,548,719
Hargreaves Lansdown PLC	526,775	5,427,617
London Stock Exchange Group PLC	487,333	48,799,308
Schroders PLC	1,082,852	5,844,856
St. James's Place PLC	805,662	11,323,686
		102,623,916
Chemicals — 0.7%
Croda International PLC	206,774	17,099,221
Johnson Matthey PLC	271,190	6,884,219
		23,983,440
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC	3,715,204	24,474,835

Diversified Financial Services — 0.3%
M&G PLC	3,708,123	8,664,686

Diversified Telecommunication Services — 0.5%
BT Group PLC	10,291,476	15,144,019

Electric Utilities — 1.0%
SSE PLC	1,580,989	32,790,601

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	562,170	14,912,298

Equity Real Estate Investment Trusts (REITs) — 1.0%
British Land Co. PLC (The)	1,306,131	6,263,440
Land Securities Group PLC	1,047,406	7,815,102
Segro PLC	1,790,418	17,326,462
		31,405,004
Food & Staples Retailing — 1.3%
J Sainsbury PLC	2,603,325	7,021,848
Ocado Group PLC(a)	855,025	6,473,173
Tesco PLC	11,052,914	30,453,526
		43,948,547
Food Products — 0.3%
Associated British Foods PLC	527,515	10,117,070

Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	1,289,180	16,992,933

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	122,262	1
Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC	2,614,868	$59,613,578
Entain PLC	871,855	14,925,923
InterContinental Hotels Group PLC	272,484	15,859,435
Whitbread PLC	299,161	9,447,307
		99,846,243
Household Durables — 0.9%
Barratt Developments PLC	1,514,222	7,322,435
Berkeley Group Holdings PLC	162,065	7,515,544
Persimmon PLC	472,831	7,323,607
Taylor Wimpey PLC	5,230,051	6,592,110
		28,753,696
Household Products — 2.3%
Reckitt Benckiser Group PLC	1,059,638	76,043,335

Industrial Conglomerates — 0.8%
DCC PLC	146,141	7,782,357
Melrose Industries PLC	6,001,647	9,709,179
Smiths Group PLC	536,474	10,325,150
		27,816,686
Insurance — 3.4%
Admiral Group PLC	266,740	6,521,252
Aviva PLC	4,150,032	22,407,131
Legal & General Group PLC	8,844,295	27,130,718
Phoenix Group Holdings PLC	1,110,608	7,958,834
Prudential PLC	4,071,130	48,426,036
		112,443,971
Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,394,445	9,626,283

Machinery — 0.5%
Spirax-Sarco Engineering PLC	109,002	14,886,556

Media — 1.4%
Informa PLC	2,147,151	16,102,123
Pearson PLC	974,394	11,758,590
WPP PLC	1,617,121	16,995,428
		44,856,141
Metals & Mining — 9.0%
Anglo American PLC	1,881,622	78,228,674
Antofagasta PLC	583,950	10,103,826
Glencore PLC	14,465,887	98,716,917
Rio Tinto PLC	1,665,050	112,088,993
		299,138,410
Multi-Utilities — 2.0%
National Grid PLC	5,419,834	66,669,825

Multiline Retail — 0.4%
Next PLC	191,409	13,679,440

Oil, Gas & Consumable Fuels — 14.5%
BP PLC	27,858,517	166,363,666
Shell PLC	10,755,679	314,773,550
		481,137,216
Paper & Forest Products — 0.4%
Mondi PLC	718,984	13,584,410

Personal Products — 6.5%
Haleon PLC(a)	7,520,819	26,138,237
Unilever PLC	3,769,010	188,454,729
		214,592,966

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 12.6%
AstraZeneca PLC	2,294,446	$310,531,840
GSK PLC	6,022,838	102,412,687
Hikma Pharmaceuticals PLC	244,474	4,480,296
		417,424,823
Professional Services — 4.2%
Experian PLC	1,363,196	48,231,571
Intertek Group PLC	238,988	11,717,496
RELX PLC	2,842,442	79,704,759
		139,653,826
Software — 0.7%
AVEVA Group PLC	178,799	6,938,493
Sage Group PLC (The)	1,508,626	14,632,879
		21,571,372
Specialty Retail — 0.4%
JD Sports Fashion PLC	3,819,055	5,886,382
Kingfisher PLC	2,923,308	8,548,917
		14,435,299
Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC	580,573	15,344,439

Tobacco — 5.0%
British American Tobacco PLC	3,164,781	129,762,398
Imperial Brands PLC	1,336,983	34,388,624
		164,151,022
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	652,522	39,826,446
Bunzl PLC	499,855	18,486,144
		58,312,590
Water Utilities — 0.7%
Severn Trent PLC	372,371	12,255,570
Security	Shares	Value

Water Utilities (continued)
United Utilities Group PLC	1,009,699	$12,524,224
		24,779,794
Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	39,105,484	43,315,636

Total Long-Term Investments — 99.4%
(Cost: $3,891,693,323)		3,287,728,611

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,620,000	1,620,000

Total Short-Term Securities — 0.0%
(Cost: $1,620,000)		1,620,000

Total Investments — 99.4%
(Cost: $3,893,313,323)		3,289,348,611

Other Assets Less Liabilities — 0.6%		19,541,246

Net Assets — 100.0%		$3,308,889,857

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$120,000	$1,500,000	(a)	$—	$—	$—	$1,620,000	1,620,000	$7,528	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	220	12/16/22	$20,231	$870,196

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$3,287,728,610	$1	$3,287,728,611
Money Market Funds	1,620,000	—	—	1,620,000
	$1,620,000	$3,287,728,610	$1	$3,289,348,611
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$870,196	$—	$870,196

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3